SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan have been prepared using the accrual basis of accounting, a method in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates and Assumptions
Use of Estimates and Assumptions
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results may differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Employee Benefit and Compensation Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors, trustee, and collective fund managers. See “Note 3. Fair Value Measurements” for further discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Expenses
Expenses
Expenses of maintaining the Plan were deducted from the Plan assets. Fees related to the administration of notes receivable from participants and fees related to Qualified Domestic Relations Orders are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.

Concentration	Concentration As of December 31, 2025, approximately 3% of the Plan's investment assets were invested in First Busey Corporation Common Stock and First Busey Corporation's Stock Fund.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Risks and Uncertainties
Risks and Uncertainties
The Plan provides for various investment options. The underlying investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants' account balances and the amounts reported in the statement of net assets available for benefits.

Subsequent Events	Subsequent Events The Plan has evaluated subsequent events through the date that the financial statements were issued.